SCHEDULE OF BASIC NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss attributable to First Choice Healthcare Solutions, Inc.	$ (1,397,892)	$ (1,228,550)	$ (3,941,488)	$ (8,261,964)
Weighted Average Number of Shares Outstanding, Diluted	32,958,288	32,958,288	32,958,288	32,958,288
Earnings Per Share, Diluted	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.25)